Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 83,000.00
Previously Paid Amount	0.00
Total Fee Amount	11.46
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 11.46
Narrative - Max Aggregate Offering Price	$ 83,000.00
Final Prospectus	true